Share Capital - Narrative (Details) $ / shares in Units, $ in Millions						1 Months Ended	12 Months Ended
	Apr. 29, 2024 USD ($) $ / shares shares	Apr. 25, 2024 shares	Apr. 19, 2024 $ / £	Dec. 14, 2023 $ / £ £ / shares shares	Nov. 06, 2023 $ / shares shares	Oct. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Apr. 29, 2024 £ / shares shares
Disclosure of classes of share capital [line items]
Number of shares unauthorised (in shares)							0
Number of shares issued but not fully paid (in shares)							0
Issued and fully paid (in shares)							76,351,279	242,862,302	242,933,801
Foreign exchange rate | $ / £			1.2446	1.23
Reverse share split, shares converted (in shares)	(60,165,424)
Reverse share split, conversion ratio	0.5319
Number of shares cancelled (in shares)	106,168,869
Proceeds from issuance of ordinary shares | $	$ 73.1					$ 0.0	$ 73.1	$ 0.0	$ 0.0
Share issue related cost | $	$ 4.8
Initial Public Offering
Disclosure of classes of share capital [line items]
Issue of equity (in shares)	3,846,153
Growth Shares of $0.000165 each
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	25,078,742						0	24,892,848	24,992,848	25,078,742
Par value per share (in dollars per share) | $ / shares	$ 0.000165				$ 0.000165		$ 0.000165	$ 0.000165
Issue of equity (in shares)	185,894	185,894
Reverse share split, shares converted (in shares)	0
Number of shares cancelled (in shares)	0
Number of shares acquired (in shares)					100,000
Growth Shares of $0.000165 each | Initial Public Offering
Disclosure of classes of share capital [line items]
Issue of equity (in shares)	0
Ordinary Shares of $0.000165 each
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	128,541,114						0	106,491,588	106,491,588	128,541,114
Par value per share (in dollars per share) | $ / shares	$ 0.000165						$ 0.000165
Issue of equity (in shares)	4,861,547
Reverse share split, shares converted (in shares)	(128,541,114)
Number of shares cancelled (in shares)	0
Ordinary Shares of $0.000165 each | Initial Public Offering
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares	$ 0.000165
Issue of equity (in shares)	0
Issue of equity, shares converted (in shares)	15,148,855
Ordinary Shares of $0.000165 each | Employee Benefit Trust Limited
Disclosure of classes of share capital [line items]
Issue of equity (in shares)	2,039,124
Deferred Shares of $0.000469 each
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)							4,129,436	107,491,490	107,462,989
Par value per share (in dollars per share) | (per share)				£ 0.000469			$ 0.000469			£ 0.000469
Issue of equity (in shares)		80,500
Issue of equity, shares converted (in shares)	2,806,815
Reverse share split, shares converted (in shares)	0			28,501
Number of shares cancelled (in shares)	106,168,869
Number of shares cancelled, payout per share maximum (in dollars per share) | £ / shares										1
Number of shares cancelled, rounding payout per share (in dollars per share) | £ / shares										£ 0.01
Deferred Shares of $0.000469 each | Initial Public Offering
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares	$ 0.000165
Issue of equity (in shares)	0
Issue of equity, shares converted (in shares)	9,929,887
Non-voting Ordinary Shares of $0.000165 each
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)							0	3,986,376	3,986,376
Par value per share (in dollars per share) | $ / shares							$ 0.000165
Issue of equity (in shares)	875,171	122,810					875,171
Reverse share split, shares converted (in shares)	0
Number of shares cancelled (in shares)	0
Non-voting Ordinary Shares of $0.000165 each | Initial Public Offering
Disclosure of classes of share capital [line items]
Issue of equity (in shares)	0
Ordinary Shares of $0.001551 each
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)							72,221,843	0
Par value per share (in dollars per share) | $ / shares	$ 0.001551						$ 0.001551
Reverse share split, shares converted (in shares)	68,375,690
Number of shares cancelled (in shares)	0
Ordinary Shares of $0.001551 each | Initial Public Offering
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares	$ 0.001551
Issue of equity (in shares)	3,846,153
Proceeds from issuance of ordinary shares | $	$ 68.3
Share issue related cost | $	$ 4.8
Growth Shares of $0.000133668 each
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | £ / shares				£ 0.000133668
Number of shares acquired (in shares)				100,000
Growth Shares of $0.000469 each
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | £ / shares				£ 0.000469
Reverse share split, shares converted (in shares)				28,501